Taxes - Schedule of Taxes Payable (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 1,073,409	$ 255,932
Consumption tax payable and others	49,995	93,739
Total taxes payable	$ 1,123,404	$ 349,671